Employee benefit liabilities	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Abstract]
Employee Benefit Liabilities

Note 23. Employee benefit liabilities

	As of December 31
	2024	2023
Post – employement benefits
Pension	$1,742	$1,557
Voluntary retirement plan	1,877	1,954
Other plans	909	953
Subtotal	4,528	4,464
Salarie and other short terms employee benefits	10,098	8,305
Total	14,626	12,769

Current	10,098	8,305
Non- Current	$4,528	$4,464

The Group contributes to the following post-employment defined benefit plans:

a)	Ecuador Retirement Plan entitles employees who provide services continuously for 20 years or more to retirement and to receive the employee benefits granted by the Social Security Public Institute (IESS, for its acronym in Spanish), which requires the Group to pay an amount equivalent to 25% of the employee’s monthly salary multiplied by the years of service rendered at the time of retirement. This plan is applicable to the Group’s subsidiary in Ecuador, Roddome Pharmaceutical. The El Salvador Voluntary Retirement Plan establishes a compensation for employees who voluntarily retire after completing at least two years of full and continuous service. The benefit consists of an economic compensation equivalent to fifteen days of base salary for each year of service, subject to a cap equal to twice the current legal daily minimum wage applicable to the Group’s corresponding economic activity sector. Procaps Colombia grants a bonus payment to employees who have reached retirement age, 57 years for women and 62 years for men, and have been employed by the Group for a minimum of five years. The bonus is calculated based on the employee’s years of service and the last salary paid at the time of retirement.

Changes in net defined benefit liability

The movement in the periods with respect to the defined benefit obligation is as follows:

	2024	2023
Balance as of January 1	$4,464	$4,633
Included in profit or loss
Current service cost	622	547
Interest cost	227	455
Subtotal	5,313	5,635
Included in OC
Actuarial (gain) loss resulting from change in demographic assumptions	37	(26)
Actuarial (gain) loss resulting from change in financial assumptions	217	247
Adjustment	238	(1,124)
Subtotal	492	(903)

Benefits paid	(1,199)	(949)
Effect of foreign currency exchange differences	(78)	681
Subtotal	(1,277)	(268)
Balance as of December 31	$4,528	$4,464

Actuarial assumptions

The following were the main actuarial assumptions at the reporting date (expressed as weighted averages):

2024	Colombia	Ecuador		Salvador
Discount rate	9.50%		5.38%	5.52%
Expected salary increase	5.50%		2.50%	4.00%
Unified basic salary (SBU)	-	USD	460,00	-
Pension increase rate	-		0.40%	-
Mortality Table	RV 08		TM General IESS–2002	CSO 80
Turnover Table	128.58% SOA 2003		TR Risko–2024	32.86%

2023	Colombia	Ecuador		Salvador
Discount rate	9.50%		5.16%	6.24%
Expected salary increase	5.50%		2.75%	4.00%
Unified basic salary (SBU)	-	USD	450,00	-
Pension increase rate	-		0.40%	-
Mortality Table	RV 08		TM General IESS–2002	CSO 80
Turnover Table	128.58% SOA 2003		TR Risko–2023	22.86%